Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Total	Common shares at par value	Additional paid-in capital	Treasury shares, at cost	Accumulated other comprehensive income (loss)	Retained earnings
Shareholder’s equity beginning balance at Dec. 31, 2022	$ 410,940	$ 460	$ 147,934	$ (14)	$ (44,044)	$ 306,604
Net Income	118,194					118,194
Other comprehensive loss	23,406				23,406
Total comprehensive income	141,600				23,406	118,194
Issuance of common shares under share-based compensation plan	3,249	5	3,244
Purchase of treasury shares	(31,090)			(31,090)
Cancellation of treasury shares	0	(34)	(31,021)	31,055
Vesting of earnout shares	17,480	14	17,466
Dividends paid	(1,749)					(1,749)
Shareholder’s equity ending balance at Dec. 31, 2023	540,430	445	137,623	(49)	(20,638)	423,049
Net Income	135,151					135,151
Other comprehensive loss	2,085				2,085
Total comprehensive income	137,236				2,085	135,151
Issuance of common shares under share-based compensation plan	4,628	5	4,623
Purchase of treasury shares	(23,153)			(23,153)
Cancellation of treasury shares	0	(13)	(19,512)	19,525
Vesting of earnout shares	22,218	16	22,202
Dividends paid	(26,527)					(26,527)
Shareholder’s equity ending balance at Dec. 31, 2024	654,832	453	144,936	(3,677)	(18,553)	531,673
Net Income	127,150					127,150
Other comprehensive loss	28,826				28,826
Total comprehensive income	155,976				28,826	127,150
Issuance of common shares under share-based compensation plan	7,459	3	7,456
Purchase of treasury shares	(61,922)			(61,922)
Cancellation of treasury shares	0	(28)	(65,536)	65,564
Dividends paid	(46,197)					(46,197)
Shareholder’s equity ending balance at Dec. 31, 2025	$ 710,148	$ 428	$ 86,856	$ (35)	$ 10,273	$ 612,626